Note 10 - Financial Instruments (Details Textual) - Interest Rate Swap [Member] - Not Designated as Hedging Instrument, Economic Hedge [Member] $ in Millions	Jun. 30, 2025 USD ($)
Derivative, Number of Instruments Held	1
Derivative, Notional Amount	$ 10